RULE 497 DOCUMENT

The interactive data file included as an exhibit to this Rule 497(c) filing relates to, and incorporates by reference, the Prospectus for Driehaus Mutual Funds (with respect to the Driehaus Micro Cap Growth Fund) dated April 30, 2014, that was filed with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on May 2, 2014 (Accession No. 0001193125-14-179081).